American Growth Fund, Inc.
Semi Annual
For the six months ended
January 31, 2002

Dear Shareholder:

After enduring calendar 3rd quarter of 2001 and the market and economic turmoil resulting from the events of September 11th, the Fund posted a 15% performance gain in the 4th calendar quarter of 2001.

While the stock market remains in uncertain times we believe the portfolio, as it is now positioned, affords the shareholders of American Growth Fund a tremendous opportunity to participate in the next market upswing.

My staff and I are always available to discuss your account with you, so please give us a call toll free at 1-800-525-2406.

American Growth Fund wishes you A Good Future!

Sincerely,
Robert Brody
President

How American Growth Fund Inc. Has Its Shareholders Money Invested

STATEMENT OF INVESTMENTS
January 31, 2002
(Unaudited)

COMMON STOCKS 96.03%

Semiconductor Industry 24.82%
Description of Security	Shares	Market Value
Intel Corp.	120,000	$ 4,204,800
(A leading manufacturer of integrated circuits.)
Integrated Device Technology*	60,000	1,833,000
(Produces digital integrated circuits.)
Texas Instruments, Inc.	46,000	1,435,660
(The leading supplier of digital signal processors and analog devices.)
Motorola Inc.	105,000	1,397,550
(A leading manufacturer of electronic equipment and components.)
		8,871,010

Computer & Peripherals Industry 20.58%
Description of Security	Shares	Market Value
Hewlett Packard Company	117,000	2,586,870
(A designer and manufacturer of precision electronic products.)
Compaq Computer	159,648	1,971,653
(The second largest computer company in the world.)
Cisco Systems*	80,000	1,584,000
(The leading supplier of high-performance inter-networking products.)
EMC Corp.*	70,000	1,148,000
(Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
McDATA Corp. Class A*	2,576	63,885
(The worldwide leader in open storage networking solutions.)
		7,354,408

Biotechnology Industry 18.63%
Description of Security	Shares	Market Value
Amgen Inc.*	76,000	4,218,000
(Utilizes biotechnology to develop human pharmaceutical products.)
Biogen Inc.*	45,000	2,439,900
(A leading biotechnology company.)
		6,657,900

Semiconductor Capital Equipment 9.23%
Description of Security	Shares	Market Value
Novellus Systems*	40,000	1,708,400
(Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials*	20,000	873,000
(Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*	24,000	716,640
(The worlds largest producer of automated test equipment for semiconductors.)
		3,298,040

*Non-income producing security.
See accompanying notes to financial statements.

Electronics Industry 4.57%
Description of Security	Shares	Market Value
Symbol Technologies	67,500	$ 1,046,250
(A leading provider of barcode driven data management systems.)
Solectron Corp.*	50,000	586,000
(Provides electronic assembly and tumkey manufacturing management services.)
		1,632,250

Entertainment Industry 4.42%
Description of Security	Shares	Market Value
AOL Time Warner, Inc.*	60,000	1,578,600
The leading internet/media provider.)

Computer Software and Services Industry 3.86%
Description of Security	Shares	Market Value
Oracle Corp.*	80,000	1,380,800
(The worlds largest maker of database management systems.)

Bank 2.38%
Description of Security	Shares	Market Value
J.P. Morgan Chase & Co.	25,000	851,250
(A bank holding company, through its subsidiaries, that conducts a variety of worldwide financial services.)

Precision Instrument Industry 2.38%
Description of Security	Shares	Market Value
Agilent Technology*	28,032	850,771
(A global leader in designing and manufacturing semiconductor and test solutions for optical, electrical and wireless communications systems.)

Industrial Services 2.08%
Description of Security	Shares	Market Value
CSG Systems International, Inc.*	20,000	742,200
(Provides customer services and billing solutions for cable television and direct broadcast satellite providers.)

Insurance Industry 2.08%
Description of Security	Shares	Market Value
AXA ADS*	39,824	741,921
(The holding company of an international group of insurance and related financial services.)

Wireless Networking Industry 1.00%
Description of Security	Shares	Market Value
Network Appliance, Inc.*	20,000	359,000
(The leading supplier of network attached data storage and access devices, called filers.)

Total Common Stocks (cost $59,743,040)	96.03%	34,318,150

MONEY MARKET INSTRUMENTS 2.89%
LIR Government Money Fund (cost $1,034,745)	1,034,745

Total Investments, at Value (cost $60,777,785)	98.92%	35,352,895
Cash and Receivables, Less Liabilities	1.08%	384,730
Net Assets	100.00%	$ 35,737,625

*Non-income producing security.
See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2002
(Unaudited)

ASSETS:
Investments, at value (cost $60,777,785)-see accompanying statement	$ 35,352,895
Cash	281,207
Receivables:
Shares of beneficial interest sold
165,893
Dividends
977
Interest
1,536
Total assets	35,802,508

LIABILITIES:
Shares of beneficial interest redeemed	64,883

NET ASSETS	$ 35,737,625

COMPOSITION OF NET ASSETS:
Paid-in capital	$ 61,836,351
Net investment income (loss)	(673,836)
Accumulated net realized gain (loss) from investment transactions	0
Net unrealized depreciation of investments	(25,424,890)
Net assets	$ 35,737,625

NET ASSET VALUE PER SHARE:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,084,394 and 1,196,808 shares of beneficial interest outstanding)
$ 3.41
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$ 3.62
Class B Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,128,776 and 1,261,370 shares of beneficial interest outstanding)
$ 3.27
Class C Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,076,833 and 634,452 shares of beneficial interest outstanding)
$ 3.27
Class D Shares:
Net asset value and redemption price per share (based on net assets of $25,447,622 and 7,345,953 shares of beneficial interest outstanding)
$ 3.46
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$ 3.67

See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2002
(Unaudited)

INVESTMENT INCOME:
Interest
$ 12,910
Dividends
51,032

Total investment income	63,942

EXPENSES:
Investment advisory fees (Note 5)	170,951
Administration expenses (Note 5)	282,358
Transfer agent, shareholder servicing and data processing fees	113,974
Custodian fees (Note 4)	53,994
Professional fees	15,400
Registration and filing fees:
Class A
3,542
Class B
3,785
Class C
1,671
Class D
26,045
Shareholder reports	5,550
Distribution and service fees:
Class A	4,516
Class B	19,507
Class C	8,633
Directors fees	2,700
Other expenses	33,266
Total expenses	745,892
Less expenses paid indirectly (Note 4)	(8,114)
Net expenses	737,778

Net Investment Loss	(673,836)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	0
Net change in unrealized depreciation on investments	(4,367,967)
Net realized and unrealized loss	(4,367,967)
Net Decrease in Net Assets Resulting From Operations	$ (5,041,803)

See accompanying notes to financial statements.

Financial Statements

AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2002 (Unaudited)	Year Ended July 31, 2001
OPERATIONS:
Net investment loss
	$ (673,836)	$ (1,440,538)
Net realized gain
	0	764,036
Net change in unrealized depreciation
	(4,367,967)	(30,146,392)
Net increase or decrease in net assets resulting from operations
	(5,041,803)	(30,822,894)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Class D
	-	-
Distributions from net realized gain:

Class A
	(40,502)	(783,928)
Class B
	(47,355)	(986,173)
Class C
	(23,281)	(283,545)
Class D
	(297,228)	(8,917,561)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from beneficial interest transactions(Note 2):

Class A
	951,890	1,081,329
Class B
	791,619	713,042
Class C
	738,697	729,019
Class D
	(1,001,102)	2,609,053

NET ASSETS:
Total decrease
	(3,969,065)	(36,661,658)
Beginning of period
	39,706,690	76,368,348
End of period
	$ 35,737,625	$ 39,706,690

See accompanying notes to financial statements.

Financial Statements

Class A
	Six months Ended January 31, 2002 (Unaudited)	Year Ended July 31,
	2002	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$3.97	$8.88	$9.57	$9.49	$11.30	$8.84
Income (loss) from investment operations:
Net investment income	(0.01)	(0.10)	(0.10)	(0.05)	0.044	0.144
Net realized and unrealized gain (loss)	(0.51)	(3.46)	0.01	0.21	(0.90)	2.83
Total income (loss) from investment operations	(0.52)	(3.56)	(0.09)	0.16	(0.86)	2.97
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	-	(0.04)	(0.06)5	(0.12)5
Book return of capital	-	-	-	(0.04)	-	-
Distributions from net realized gain	(0.04)	(1.35)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(0.04)	(1.35)	(0.60)	(0.08)	(0.95)	(0.51)
Net Asset Value, End of Period	$3.41	$3.97	$8.88	$9.57	$9.49	$11.30
Total Return at Net Asset Value1	(13.1)%	(43.5)%	(1.6)%	2.0%	(7.6)%	34.6%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,084	$3,625	$5,622	$8,635	$14,246	$10,536
Ratio to average net assets:
Net investment income (loss)	(3.98)%7	(2.80)%	(0.97)%	0.00%	0.42%	1.28%
Expenses2	4.38%7	3.09%	2.28%	1.98%	1.77%	1.76%
Portfolio Turnover Rate3	0.0%	0.0%	106.7%	109.3%	103.5%	106.2%

Class B
	Six months Ended January 31, 2002 (Unaudited)	Year Ended July 31,
	2002	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$3.83	$8.70	$9.45	$9.37	$11.18	$8.80
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.13)	(0.19)	(0.13)	(0.01)4	0.074
Net realized and unrealized gain (loss)	(0.51)	(3.39)	0.04	0.22	(0.90)	2.79
Total income (loss) from investment operations	(0.52)	(3.52)	(0.15)	0.09	(0.91)	2.86
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	-	(0.01)	(0.01)5	(0.09)5
Book return of capital	-	-	-	-6	-	-
Distributions from net realized gain	(0.04)	(1.35)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(0.04)	(1.35)	(0.60)	(0.01)	(0.90)	(0.48)
Net Asset Value, End of Period	$3.27	$3.83	$8.70	$9.45	$9.37	$11.18
Total Return at Net Asset Value1	(13.6)%	(44.0)%	(2.3)%	0.9%	(8.2)%	33.5%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,129	$3,874	$7,027	$11,265	$15,533	$10,962
Ratio to average net assets:
Net investment income (loss)	(4.74)%7	(3.57)%	(1.73)%	(0.01)%	(0.32)%	0.49%
Expenses2	5.16%7	3.86%	3.05%	2.73%	2.52%	2.46%
Portfolio Turnover Rate3	0.0%	0.0%	106.7%	109.3%	103.5%	106.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2002, aggregated $991,250 and $0, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. Less than $0.005 per share.
7. Annualized.

See accompanying notes to financial statements.

Financial Statements

Class C
	Six months Ended January 31, 2002 (Unaudited)	Year Ended July 31,
	2002	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$3.83	$8.68	$9.44	$9.37	$11.19	$8.81
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.04)	(0.19)	(0.14)	(0.02)4	0.074
Net realized and unrealized gain (loss)	(0.54)	(3.46)	0.03	0.23	(0.90)	2.79
Total income (loss) from investment operations	(0.52)	(3.50)	(0.16)	0.09	(0.92)	2.86
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	-	(0.01)	(0.01)5	(0.09)5
Book return of capital	-	-	-	(0.01)	-	-
Distributions from net realized gain	(0.04)	(1.35)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(0.04)	(1.35)	(0.60)	(0.02)	(0.90)	(0.48)
Net Asset Value, End of Period	$3.27	$3.83	$8.68	$9.44	$9.37	$11.19
Total Return at Net Asset Value1	(13.6)%	(43.8)%	(2.4)%	0.9%	(8.2)%	33.6%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,077	$1,542	$1,902	$3,131	$4,498	$3,023
Ratio to average net assets:
Net investment income (loss)	(4.76)%6	(3.55)%	(1.72)%	(0.01)%	(0.31)%	0.55%
Expenses2	5.18%6	3.84%	3.04%	2.75%	2.52%	2.50%
Portfolio Turnover Rate3	0.0%	0.0%	106.7%	109.3%	103.5%	106.2%

Class D
	Six months Ended January 31, 2002 (Unaudited)	Year Ended July 31,
	2002	2001	2000	1999	1998	1997
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$4.02	$8.94	$9.61	$9.53	$11.33	$8.85
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.13)	(0.08)	0.01	0.074	0.174
Net realized and unrealized gain (loss)	(0.45)	(3.44)	0.01	0.17	(0.90)	2.82
Total income (loss) from investment operations	(0.52)	(3.57)	(0.07)	0.18	(0.83)	2.99
Dividends and distributions to shareholders:
Dividends from net investment income	-	-	-	(0.05)	(0.08)5	(0.12)5
Book return of capital	-	-	-	(0.05)	-	-
Distributions from net realized gain	(0.04)	(1.35)	(0.60)	-	(0.89)	(0.39)
Total dividends and distributions to shareholders	(0.04)	(1.35)	(0.60)	(0.10)	(0.97)	(0.51)
Net Asset Value, End of Period	$3.46	$4.02	$8.94	$9.61	$9.53	$11.33
Total Return at Net Asset Value1	(12.9)%	(43.3)%	(1.5)%	1.9%	(7.4)%	35.1%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,448	$30,666	$61,817	$74,111	$89,364	$115,106
Ratio to average net assets:
Net investment income (loss)	(3.76)%6	(2.55)%	(0.74)%	0.14%	0.63%	1.71%
Expenses2	4.18%6	2.84%	2.01%	1.72%	1.54%	1.55%
Portfolio Turnover Rate3	0.0%	0.0%	106.7%	109.3%	103.5%	106.2%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2002, aggregated $991,250 and $0, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. Annualized.

See accompanying notes to financial statements.

Notes to Financial Statement

1. Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2002 (Unaudited)		Year Ended July 31, 2001
	Shares	Amount	Shares	Amount
Class A:
Sold	453,783	$1,539,223	476,494	$2,428,814
Dividends and distributions reinvested	11,599	38,053	145,720	750,907
Redeemed	(180,758)	(625,386)	(342,893)	(2,098,392)
Net increase or (decrease)	284,624	$951,890	279,321	$1,081,329
Class B:
Sold	444,352	$1,431,590	535,241	$2,482,983
Dividends and distributions reinvested	13,514	43,381	185,501	926,826
Redeemed	(207,926)	(683,352)	(517,489)	(2,696,767)
Net increase or (decrease)	249,940	$791,619	203,253	$713,042
Class C:
Sold	325,505	$1,051,270	239,790	$995,647
Dividends and distributions reinvested	5,338	17,130	45,055	226,063
Redeemed	(98,874)	(329,703)	(101,336)	(492,691)
Net increase or (decrease)	231,969	$738,697	183,509	$729,019
Class D:
Sold	39,265	$129,114	69,177	$388,923
Dividends and distributions reinvested	82,309	279,026	1,640,852	8,543,919
Redeemed	(398,398)	(1,409,242)	(999,345)	(6,323,789)
Net increase or (decrease)	(276,824)	$(1,001,102)	710,684	$2,609,053

Notes to Financial Statement

3. Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at January 31, 2002 was $59,743,040. Net unrealized depreciation on investments of $25,424,890, based on identified tax cost as of January 31, 2002, was comprised of gross appreciation of $2,443,239 and gross depreciation of $27,868,129.

4. Fund Expenses Paid Indirectly
For the six months ended January 31, 2002, fees for custodian services totaling $8,114, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

For the six months ended January 31, 2002 commissions and sales charges paid by investors on the purchase of Fund shares totaled $63,377 of which $14,431 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $89,204. For the six months ended January 31, 2002, Sponsors received contingent deferred sales charges of $10,878 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

The Fund paid $1,750 to Sponsors for brokerage commission on securities transactions.

Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2002 the Fund paid directors' fees and expenses of $2,700.

For the six months ended January 31, 2002, under an agreement with IRC, the Fund was charged $206,087 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $35,783 by an affiliated company of IRC for the rental of office space.

6. Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital. During the six months ended January 31, 2002, the following reclassification was made among the components of net assets:

Paid-in Capital	Undistributed Net Investment Income (loss)	Undistributed Net Realized Gains (loss)
$1,879,146	($1,440,538)	($438,608)

On December 11, 2001, per share distributions from capital gains were declared as follows: Class A: $0.04, Class B: $0.04, Class C: $0.04 and Class D: $0.04. The capital gain distributions were paid December 24, 2001.

TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Fortner, Bayens, Levkulich and Co. P.C., Denver Place Plaza Tower, 1099 18th Street, Suite 950, Denver, CO 80202-1909
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

AMERICAN GROWTH FUND, INC. BOARD OF ADVISOR:
William D. Farr
President and Director of Farr Farms Co.
Chairman of the Board of Northern Colorado Water Conservancy
Past President of the National Cattlemans Association
Board Member of the Greeley Water Board

OFFICERS AND DIRECTORS INVESTMENT ADVISOR
Robert Brody President and Director
David J. Schultz Treasurer
D. Leann Baird Secretary
Michael J. Baum Director
Eddie R. Bush Director
Harold Rosen Director

Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody President, Treasurer, and Director
Timothy E. Taggart, Executive Vice President and Director
David J. Schultz, Executive Vice President and Director
D. Leann Baird, Secretary and Director

3/2002